Exhibit 99.1

FIFTH THIRD AUTO TRUST 2008-1

Statement to Securityholders

Determination Date: December 11, 2008

DATES
Cutoff Date	2/29/2008
Closing Date	3/31/2008
Collection Period	9
Collection Period Beginning Date	11/01/2008
Collection Period Ending Date	11/30/2008
LIBOR Determination Date	11/13/2008
Payment Date	12/15/2008

I DEAL SUMMARY
	Initial Balance	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance	Note Factor	Final Maturity
Class A-1 Notes	$201,000,000.00	$0.00	$0.00	$0.00	0.00000	4/15/2009
Class A-2-A Notes	$102,000,000.00	$101,812,788.69	$7,561,844.66	$94,250,944.03	0.92403	2/15/2011
Class A-2-B Notes	$143,000,000.00	$142,737,537.09	$10,601,409.68	$132,136,127.41	0.92403	2/15/2011
Class A-3-A Notes	$157,000,000.00	$157,000,000.00	$0.00	$157,000,000.00	1.00000	1/17/2012
Class A-4-A Notes	$117,000,000.00	$117,000,000.00	$0.00	$117,000,000.00	1.00000	1/15/2013
Class A-4-B Notes	$30,000,000.00	$30,000,000.00	$0.00	$30,000,000.00	1.00000	1/15/2013
Class B Notes	$20,925,000.00	$20,925,000.00	$0.00	$20,925,000.00	1.00000	12/15/2015
Class C Notes	$20,514,000.00	$20,514,000.00	$0.00	$20,514,000.00	1.00000	12/15/2015
Class D Notes	$23,386,000.00	$23,386,000.00	$0.00	$23,386,000.00	1.00000	12/15/2015

Total Securities	$814,825,000.00	$613,375,325.78	$18,163,254.34	$595,212,071.44	0.73048
Overcollateralization	$5,748,733.90	$13,539,466.61		$13,539,466.61
Reserve Account Balance	$2,051,422.03	$2,069,075.13		$2,071,779.94
Net Pool Balance	$820,573,733.90	$626,914,792.39		$608,751,538.05

	Coupon Rate	Beginning Balance	Interest Distributable Amount
Class A-1 Notes	2.73023%	$0.00	$0.00
Class A-2-A Notes	3.58000%	$101,812,788.69	$303,741.49
Class A-2-B Notes (1ML + 1.25%)	2.67250%	$142,737,537.09	$296,695.83
Class A-3-A Notes	4.07000%	$157,000,000.00	$532,491.67
Class A-4-A Notes	4.81000%	$117,000,000.00	$468,975.00
Class A-4-B Notes (1ML + 2.00%)	3.42250%	$30,000,000.00	$79,858.33
Class B Notes	5.51000%	$20,925,000.00	$96,080.63
Class C Notes	6.08000%	$20,514,000.00	$103,937.60
Class D Notes	6.66000%	$23,386,000.00	$129,792.30

		$613,375,325.78	$2,011,572.84

	Principal Payments per $1,000 of Original Face Amount	Interest Payments per $1,000 of Original Face Amount	Total Payments per $1,000 of Original Face Amount
Class A-1 Notes	$0.00	$0.00	$0.00
Class A-2-A Notes	$74.14	$2.98	$77.11
Class A-2-B Notes	$74.14	$2.07	$76.21
Class A-3-A Notes	$0.00	$3.39	$3.39
Class A-4-A Notes	$0.00	$4.01	$4.01
Class A-4-B Notes	$0.00	$2.66	$2.66
Class B Notes	$0.00	$4.59	$4.59
Class C Notes	$0.00	$5.07	$5.07
Class D Notes	$0.00	$5.55	$5.55

FIFTH THIRD AUTO TRUST 2008-1

Statement to Securityholders

Determination Date: December 11, 2008

II AVAILABLE FUNDS
Interest Collections	$3,990,702.29
Principal Collections	$16,627,405.20
Liquidation Proceeds	$361,425.49
Recoveries	$154,791.98
Total Fees Advanced to Servicer	($40,292.32)

Total Collections	21,094,032.64
Repurchase Amounts Related to Principal	$0.00
Repurchase Amounts Related to Interest	$0.00

Total Repurchases	$0.00
Reserve Account Draw Amount	$0.00
Net Swap Receipt - Class A-2-B	$0.00
Net Swap Receipt - Class A-4-B	$0.00
Total Net Swap Receipts	$0.00

Total Available Funds	$21,094,032.64

III DISTRIBUTIONS
	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fees	$261,214.50	$261,214.50	$0.00	$0.00	$20,832,818.14
Net Swap Payment - Class A-2-B	$134,490.48	$134,490.48	$0.00	$0.00	$20,698,327.66
Net Swap Payment - Class A-4-B	$42,266.67	$42,266.67	$0.00	$0.00	$20,656,061.00
Senior Swap Termination Payments	$0.00	$0.00	$0.00	$0.00	$20,656,061.00
Class A-1 Note Interest	$0.00	$0.00	$0.00	$0.00	$20,656,061.00
Class A-2-A Note Interest	$303,741.49	$303,741.49	$0.00	$0.00	$20,352,319.51
Class A-2-B Note Interest	$296,695.83	$296,695.83	$0.00	$0.00	$20,055,623.68
Class A-3-A Note Interest	$532,491.67	$532,491.67	$0.00	$0.00	$19,523,132.01
Class A-4-A Note Interest	$468,975.00	$468,975.00	$0.00	$0.00	$19,054,157.01
Class A-4-B Note Interest	$79,858.33	$79,858.33	$0.00	$0.00	$18,974,298.68
First Allocation of Principal	$0.00	$0.00	$0.00	$0.00	$18,974,298.68
Class B Note Interest	$96,080.63	$96,080.63	$0.00	$0.00	$18,878,218.06
Second Allocation of Principal	$0.00	$0.00	$0.00	$0.00	$18,878,218.06
Class C Note Interest	$103,937.60	$103,937.60	$0.00	$0.00	$18,774,280.46
Third Allocation of Principal	$0.00	$0.00	$0.00	$0.00	$18,774,280.46
Class D Note Interest	$129,792.30	$129,792.30	$0.00	$0.00	$18,644,488.16
Fourth Allocation of Principal	$4,623,787.73	$4,623,787.73	$0.00	$0.00	$14,020,700.42
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,020,700.42
Regular Principal Distribution Amount	$13,539,466.61	$13,539,466.61	$0.00	$0.00	$481,233.82
Subordinated Swap Termination Payments	$0.00	$0.00	$0.00	$0.00	$481,233.82
Owner & Indenture Trustee Fees	$0.00	$0.00	$0.00	$0.00	$481,233.82
Remaining Funds to Residual Certificateholder	$481,233.82	$481,233.82	$0.00	$0.00	$0.00

	$21,094,032.64	$21,094,032.64

Principal Payment:
	First Allocation of Principal	$0.00
	Second Allocation of Principal	$0.00
	Third Allocation of Principal	$0.00
	Fourth Allocation of Principal	$4,623,787.73
	Regular Principal Distribution Amount	$13,539,466.61

Total		$18,163,254.34

FIFTH THIRD AUTO TRUST 2008-1

Statement to Securityholders

Determination Date: December 11, 2008

IV POOL INFORMATION

	Initial Period	Beginning of Current Period	End of Current Period	Pool Factor
Pool Balance	$820,573,733.90	$626,914,792.39	$608,751,538.05	0.741861
Number of Receivables Outstanding	50,188	44,129	43,591
Weighted Average Contract Rate	8.2025	8.2208	8.2239
Weighted Average Remaining Term (mos)	57	50	49

V OVERCOLLATERALIZATION INFORMATION
Specified Reserve Account Balance	$2,051,422.00
Target Credit Enhancement Overcollateralization Amount	$13,539,466.61
Beginning Period Overcollateralization Amount	$13,539,466.61
Ending Period Overcollateralization Amount	$13,539,466.61

Overcollateralization Shortfall	$0.00

VI RESERVE ACCOUNT RECONCILIATION
Specified Reserve Account Balance	$2,051,422.00
Beginning Reserve Account Balance	$2,069,075.13
Reserve Account Deposits Made	$2,704.81
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$2,071,779.94

VII LOSS & DELINQUENCY INFORMATION

	# of Receivables	Amount
Realized Losses for Collection Period	82	$1,174,423.65
(Recoveries for Collection Period)	26	$154,791.98

Losses Net of Recoveries for Collection Period	56	$1,019,631.67
Annualized Losses Net of Recoveries for Collection Period as % of Ending Pool Balance		0.1243%
Cumulative Losses Net of Recoveries for All Collection Period	359	5,454,913.51
Cumulative Losses Net of Recoveries as % of Initial Pool Balance		0.6648%
Receivables 30-59 Days Delinquent	399	$6,644,479.66
As % of Ending Pool Balance	0.92%	1.09%
Receivables 60-89 Days Delinquent	118	$1,841,319.40
As % of Ending Pool Balance	0.27%	0.30%
Receivables 90+ Days Delinquent	57	$704,688.09
As % of Ending Pool Balance	0.13%	0.12%
Total Delinquencies	574	$9,190,487.15
As % of Ending Pool Balance	1.32%	1.51%

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